Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000217951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class R6)
Average Annual Return, Percent	5.04%	2.97%	2.43%
C000142880 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Institutional Class)
Average Annual Return, Percent	5.07%	2.98%	2.42%
C000217952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class Y)
Average Annual Return, Percent	5.04%	2.97%	2.41%
C000199848 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Conservative Income Fund (Class A)
Average Annual Return, Percent	4.94%	2.83%	2.30%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
ICE BofA US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasury Bill Index
Average Annual Return, Percent	4.54%	2.91%	2.07%